Stock-Based Compensation and Employee Benefits - Stock Options Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based payment options grants	10,513,500
Unrecognized stock-based compensation expenses related to stock options | $	$ 24.6
Unrecognized share-based compensation related to stock options, RSUs and ESPP, period for recognition	2 years 7 months 6 days
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Options, expiration period	10 years
PSO | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based payment options grants	2,622,500
Performance Condition PSOs | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based payment options grants	1,982,500
Market Condition PSOs | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based payment options grants	640,000